Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE (PVP)
The following table and related disclosures provide information about the relationship between compensation actually paid to our Named Executive Officers (“NEOs”) and certain financial performance metrics of the Company pursuant to an SEC-prescribed methodology, which is different from the SEC-prescribed methodology required for the Summary Compensation Table and related disclosures.

2024 PAY VERSUS PERFORMANCE
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(1)(2)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return(3)	Net Income (Loss) (Thousands) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(h)
2024	$3,075,320	$3,628,621	$1,094,998	$1,285,292	$195.64	$42,843
2023	$2,857,653	$5,154,361	$1,030,187	$1,694,018	$159.93	$1,299
2022	$2,735,021	$1,761,087	$1,056,867	$696,180	$70.40	($45,677)

(1)
John F. Kasel served as our PEO for the full years of 2022, 2023 and 2024. The Non-PEO Named Executive Officers (the “Non-PEO NEOs”) reflected in columns (d) and (e) include the following individuals: Patrick J. Guinee (2022, 2023 and 2024), Brian H. Kelly (2022, 2023 and 2024), Gregory W. Lippard (2022 and 2024), William M. Thalman (2022, 2023 and 2024), and William F. Treacy, Jr. (2023).

(2)
The following amounts were deducted from / added to Summary Compensation Table (“SCT”) total compensation in accordance with the SEC-mandated adjustments to calculate compensation actually paid (“CAP”) to our PEO and average CAP to our Non-PEO NEOs for 2024.

PEO SCT Total to CAP Reconciliation

Fiscal Year	2024
SCT Total	$3,075,320
- SCT “Stock Awards” column value	($1,387,851)
- SCT “Option Awards” column value	$0
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	$1,292,923
+/- Change in Fair Value of Equity Awards Granted in Prior Fiscal Years That Are Outstanding and Unvested as of the Covered Year-End	$586,505
+ Fair Value at Vesting of Equity Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+/- Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	$61,724
- Fair Value as of Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years That Failed to Vest During Fiscal Year	$0
+ Dollar Value of Dividends/Earnings Paid Prior to the Vesting Date on Equity Awards in the Covered Year	$0
+ Excess Fair Value for Equity Award Modifications	$0
Compensation Actually Paid	$3,628,621

Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2024
Average SCT Total	$1,094,998
- SCT “Stock Awards” column value	($380,215)
- SCT “Option Awards” column value	$0
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	$354,208
+/- Change in Fair Value of Equity Awards Granted in Prior Fiscal Years That Are Outstanding and Unvested as of the Covered Year-End	$182,091
+ Fair Value at Vesting of Equity Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+/- Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	$34,210
- Fair Value as of Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years That Failed to Vest During Fiscal Year	$0
+ Dollar Value of Dividends/Earnings Paid Prior to the Vesting Date on Equity Awards in the Covered Year	$0
+ Excess Fair Value for Equity Award Modifications	$0
Compensation Actually Paid	$1,285,292

(3)
Total shareholder return for the Company was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2021 and in accordance with Item 402(v) of Regulation S-K.

Named Executive Officers, Footnote
(1)
John F. Kasel served as our PEO for the full years of 2022, 2023 and 2024. The Non-PEO Named Executive Officers (the “Non-PEO NEOs”) reflected in columns (d) and (e) include the following individuals: Patrick J. Guinee (2022, 2023 and 2024), Brian H. Kelly (2022, 2023 and 2024), Gregory W. Lippard (2022 and 2024), William M. Thalman (2022, 2023 and 2024), and William F. Treacy, Jr. (2023).

PEO Total Compensation Amount	$ 3,075,320	$ 2,857,653	$ 2,735,021
PEO Actually Paid Compensation Amount	$ 3,628,621	5,154,361	1,761,087
Adjustment To PEO Compensation, Footnote
(2)
The following amounts were deducted from / added to Summary Compensation Table (“SCT”) total compensation in accordance with the SEC-mandated adjustments to calculate compensation actually paid (“CAP”) to our PEO and average CAP to our Non-PEO NEOs for 2024.

PEO SCT Total to CAP Reconciliation

Fiscal Year	2024
SCT Total	$3,075,320
- SCT “Stock Awards” column value	($1,387,851)
- SCT “Option Awards” column value	$0
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	$1,292,923
+/- Change in Fair Value of Equity Awards Granted in Prior Fiscal Years That Are Outstanding and Unvested as of the Covered Year-End	$586,505
+ Fair Value at Vesting of Equity Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+/- Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	$61,724
- Fair Value as of Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years That Failed to Vest During Fiscal Year	$0
+ Dollar Value of Dividends/Earnings Paid Prior to the Vesting Date on Equity Awards in the Covered Year	$0
+ Excess Fair Value for Equity Award Modifications	$0
Compensation Actually Paid	$3,628,621

Non-PEO NEO Average Total Compensation Amount	$ 1,094,998	1,030,187	1,056,867
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,285,292	1,694,018	696,180
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following amounts were deducted from / added to Summary Compensation Table (“SCT”) total compensation in accordance with the SEC-mandated adjustments to calculate compensation actually paid (“CAP”) to our PEO and average CAP to our Non-PEO NEOs for 2024.

Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2024
Average SCT Total	$1,094,998
- SCT “Stock Awards” column value	($380,215)
- SCT “Option Awards” column value	$0
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	$354,208
+/- Change in Fair Value of Equity Awards Granted in Prior Fiscal Years That Are Outstanding and Unvested as of the Covered Year-End	$182,091
+ Fair Value at Vesting of Equity Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+/- Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	$34,210
- Fair Value as of Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years That Failed to Vest During Fiscal Year	$0
+ Dollar Value of Dividends/Earnings Paid Prior to the Vesting Date on Equity Awards in the Covered Year	$0
+ Excess Fair Value for Equity Award Modifications	$0
Compensation Actually Paid	$1,285,292

Compensation Actually Paid vs. Total Shareholder Return	The chart below illustrates the relationship between the PEO and Non-PEO NEOs’ CAP amounts and the Company’s TSR during the period 2022-2024.
Compensation Actually Paid vs. Net Income	The chart below illustrates the relationship between the PEO and Non-PEO NEO’s CAP amounts and the Company’s Net Income during the period 2022-2024.
Total Shareholder Return Amount	$ 195.64	$ 159.93	$ 70.4
PEO Name	John F. Kasel	John F. Kasel	John F. Kasel
Additional 402(v) Disclosure
Supplemental Disclosure
The charts below illustrate the relationship between the PEO and other NEOs’ SCT Total Compensation, total shareholder return, and CAP amounts during the period 2022-2024. This relationship reflects the impact of changes in the Company’s stock price performance on the amount of Compensation Actually Paid in each year in relation to the amount reported in the Summary Compensation Table for the PEO and other NEOs.

Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 42,843,000	$ 1,299,000	$ (45,677,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,292,923
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	586,505
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	61,724
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | SCT “Stock Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,387,851)
PEO | SCT “Option Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Excess Fair Value for Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	354,208
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	182,091
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,210
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | SCT “Stock Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(380,215)
Non-PEO NEO | SCT “Option Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Excess Fair Value for Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0